Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ 301,960	$ 227,223
Subtotal	141,962	213,891
Less: property and equipment, net from discontinued operations	4,356	5,723
Property and equipment, net	137,606	208,168
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	243,347	243,290
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	25,735	92,945
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	136,446	23,840
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 38,394	$ 81,049